INCOME TAXES - Additional information (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Net deferred tax assets before valuation allowance				$ 9,128,614	$ 6,047,117
Increase In valuation allowance				3,081,497	1,689,947
Provision for income taxes	$ 276	$ (1,100,120)	$ 13,657	$ 13,641	$ 800
Combined effective tax rate (in percent)				28.00%
Effective rate (in percent)				0.00%	0.00%
Net operating loss carryforwards available to offset future taxable income				$ 32,680,000	$ 21,650,000